Note 5 - 2014 Junior Secured Notes Offering (Details) - Assumptions Used in Calculating Fair Value of Warrants Issued, Directors	1 Months Ended		9 Months Ended	12 Months Ended
	Jan. 31, 2013	Jul. 31, 2012	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 5 - 2014 Junior Secured Notes Offering (Details) - Assumptions Used in Calculating Fair Value of Warrants Issued, Directors [Line Items]
Dividend yield			0.00%	0.00%	0.00%
Risk free interest rates	0.91%	0.75%		1.38%	0.65%
Expected lives (in years)	5 years	5 years		5 years	4 years 186 days
Private Placements [Member] | Black Scholes Valuation Model [Member] | Minimum [Member]
Note 5 - 2014 Junior Secured Notes Offering (Details) - Assumptions Used in Calculating Fair Value of Warrants Issued, Directors [Line Items]
Expected volatility			47.50%
Risk free interest rates			1.73%
Private Placements [Member] | Black Scholes Valuation Model [Member] | Maximum [Member]
Note 5 - 2014 Junior Secured Notes Offering (Details) - Assumptions Used in Calculating Fair Value of Warrants Issued, Directors [Line Items]
Expected volatility			47.70%
Risk free interest rates			1.76%
Private Placements [Member] | Black Scholes Valuation Model [Member]
Note 5 - 2014 Junior Secured Notes Offering (Details) - Assumptions Used in Calculating Fair Value of Warrants Issued, Directors [Line Items]
Dividend yield			0.00%
Expected lives (in years)			5 years
Minimum [Member]
Note 5 - 2014 Junior Secured Notes Offering (Details) - Assumptions Used in Calculating Fair Value of Warrants Issued, Directors [Line Items]
Expected volatility			49.70%	43.40%	45.20%
Risk free interest rates				1.01%	0.19%
Expected lives (in years)				3 years 186 days	1 year 219 days
Maximum [Member]
Note 5 - 2014 Junior Secured Notes Offering (Details) - Assumptions Used in Calculating Fair Value of Warrants Issued, Directors [Line Items]
Expected volatility			51.80%	46.00%	45.30%
Risk free interest rates				1.27%	0.77%
Expected lives (in years)				4 years 25 days	5 years